Updating Summary Prospectus
Dated: May 1, 2025
Symetra Trek Plus

Issued By: Symetra Life Insurance Company

The Prospectus for Symetra Trek Plus, an individual single premium deferred index-linked annuity contract (the “Contract”), contains more information about the Contract, including its features, benefits, and risks. You can find the prospectus and other information about Symetra Trek Plus online at www.symetra.com/RILAresources. You can also obtain this information at no cost by calling 1-800-796-3872 or by sending an email request to regulatoryreports@symetra.com.

Additional general information about certain investment products has been prepared by the Securities and Exchange Commission’s staff and is available at www.Investor.gov.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

The Symetra Trek Plus Prospectus and Statement of Additional Information dated May 1, 2025, as supplemented, are incorporated herein by reference.

UPDATED INFORMATION ABOUT YOUR CONTRACT

The information in this Updating Summary Prospectus is a summary of certain Contract features that have changed since May 1, 2024. This may not reflect all of the changes that have occurred since you entered into your Symetra Trek Plus Contract.

Please Note the Following Changes:

Effective May 1, 2025, the following Indexed Accounts are available as investment options under Contracts applied for on or after May 1, 2024, subject to state approval.

•S&P 500 6 year Point to Point with Buffer Plus 10%
•S&P 500 6 year Point to Point with Buffer Plus 30%
•Nasdaq 100 6 year Point to Point with 10% Buffer
•Nasdaq 100 6 year Point to Point with 20% Buffer

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT

FEES, EXPENSES AND ADJUSTMENTS
Are there Charges or Adjustments for Early Withdrawals?
Yes. If you take a withdrawal during the first 6 Contract Years, you may be assessed a surrender charge of up to 9% of the amount withdrawn. For example, if you invest $100,000 in the Contract and make an early withdrawal, you could pay a surrender charge of up to $9,000. This loss will be greater if there is a negative Interim Value calculation, taxes, or tax penalties.

If all or a portion of the Contract Value is removed from an Indexed Account or from the Contract prior to the end of an Interest Term, we will apply an Interim Value calculation to the Indexed Account Value which may be negative. In extreme circumstances, you could lose up to 100% of your investment due to the Interim Value calculation. For example, if you allocate $100,000 to an Indexed Account with a 2 year Interest Term, and later withdraw the entire amount before the 2 years have ended, you could lose up to $100,000 of your investment. This loss will be greater if you also have to pay a surrender charge, taxes, and tax penalties.

For more information, see the statutory prospectus section titled “Charges and Adjustments”.
1            Table of Contents of Statutory Prospectus

Are there Transaction Charges?
Yes. In addition to surrender charges and Contract adjustments, you may also be charged for other transactions. If you are invested in an Indexed Account that has an Indexed Account Charge and you make a full or partial withdrawal from the Indexed Account during the Interest Term, the Indexed Account Charge is deducted at the time of the withdrawal. If you make a full withdrawal from an Indexed Account with an Indexed Account Charge during the Interest Term, the amount of the charge deducted is the amount of the charge for the full Interest Term. If you make a partial withdrawal from an Indexed Account with an Indexed Account Charge during the Interest Term, the amount of the Indexed Account Charge is adjusted proportionally by the percentage that the partial withdrawal reduced the Indexed Account Value. This reduced Indexed Account Charge amount is deducted from the Indexed Account on the last day of the Interest Term after Indexed Interest, if any, is credited.

For more information, see the statutory prospectus sections titled “Charges and Adjustments”.
Are there Ongoing Fees and Expenses (annual charges)?
Yes. The table below describes the fees and expenses that you may pay each year, depending on the investment options and optional benefits you choose. Please refer to your Contract data page for information about the specific fees you will pay each year based on the options you have elected.

There is an implicit ongoing fee on Indexed Accounts to the extent that your participation in Index gains is limited by us through the use of the Cap, Participation Rate, Trigger Rate, or Dual Trigger Rate. This means that your returns may be lower than the Index’s returns. In return for accepting this limit on Index gains, you will receive some protection from Index losses. This implicit ongoing fee is not reflected in the tables below.

Annual Fee	Minimum	Maximum
Optional benefits available for an additional charge (for a single Indexed Account Interest Term, if elected)(1)	1%	6%
(1) Referred to as the “Indexed Account Charge” for certain Indexed Accounts. The Indexed Account Charge is 1% per year of the Interest Term and is deducted from the Indexed Account Value at the end of each Interest Term. The Indexed Account Charge is 1% for 1 year Interest Terms, 2% for 2 year Interest Terms, and 6% for 6 year Interest Terms.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges and negative Contract adjustments that substantially increase costs.

Lowest Annual Cost: $0	Highest Annual Cost: $910.85
Assumes the following:

•Investment of $100,000 in an Indexed Account
•5% annual appreciation
•No Indexed Account Charge
•No optional benefits
•No sales charges
•No additional transfers or withdrawals
•0% loss due to the Interim Value calculation

Assumes the following:

•Investment of $100,000 in an Indexed Account
•5% annual appreciation
•Indexed Account Charge
•No sales charges
•No additional transfers or withdrawals
•0% loss due to the Interim Value calculation

For more information, see the statutory prospectus sections titled “Charges and Adjustments,” “Investment Options,” and “Additional Information on the Indexed Accounts.”

RISKS
Is there a Risk of Loss from Poor Performance?
Yes. You can lose money by investing in the Contract.

The following chart shows the maximum percentage of your investment you could lose due to negative Index performance after taking into account the current limits on Index loss provided under the Contract.

2            Table of Contents of Statutory Prospectus

Crediting Method	Maximum Potential Loss % for Negative Performance
Barrier	100%
Floor	10%
10% Buffer	90%
15% Buffer	85%
20% Buffer	80%
30% Buffer	70%
100% Buffer	0%
10% Buffer Plus Rate	90%
20% Buffer Plus Rate	80%
30% Buffer Plus Rate	70%

We do not guarantee that the Contract will always offer Indexed Accounts that limit Index losses, which would mean risk of loss of the entire amount invested.

For more information, see the statutory prospectus sections titled “Principal Risks of Investing in the Contract,” “Investment Options,” and “Additional Information on the Indexed Accounts.”

RISKS
Is this a Short-Term Investment?
No. The Contract is not a short-term investment and is not appropriate if you need ready access to cash. The benefits of tax deferral and living benefit protections also mean the Contract is more beneficial to investors with a long-time horizon. Tax penalties may apply to withdrawals taken before age 59 ½. Withdrawals from the Contract may be subject to a surrender charges, taxes, and tax penalties. Amounts removed from an Indexed Account or from the Contract before the end of the Interest Term may also result in a negative Contract adjustment and loss of positive performance. If you take a withdrawal prior to the end of an Interest Term, the withdrawal will cause a reduction (perhaps significant reduction) to your Base Value. Reductions to your Base Value will negatively impact your Indexed Account Value for the remainder of the Interest Term and may result in a lower amount of Indexed Interest being credited, if any, at the end of the Interest Term as well as reduce the amount of Death Benefit available to your Beneficiaries.

At the end of each Interest Term or if the Return Lock feature has been exercised, at the end of the current or any subsequent Interest Term Year, you may elect to transfer your Contract Value between the Fixed Account and any Indexed Account(s) and between Indexed Account(s) and begin a new Interest Term. If we do not receive a transfer request from you by the Transfer Notice Deadline, your allocations will remain the same and no transfers will occur. If an Indexed Account in which you are invested is no longer offered and we do not receive a transfer request, any amount in that Indexed Account will be transferred to the Fixed Account.

For more information, see the statutory prospectus section titled “Principal Risks of Investment in the Contract” and “Transfers”.
3            Table of Contents of Statutory Prospectus

RISKS
What are the Risks Associated with the Investment Options?	Investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract (e.g., the Indexed Accounts). Each investment option (including the Fixed Account) has its own unique risks. You should review the available investment options before making an investment decision. Not all Indexed Accounts may be currently available in all states. Also, your selling firm may not recommend the selection of certain Indexed Accounts or other features available under the Contract based on criteria established by the selling firm. You should speak with your financial professional for details about the Indexed Accounts and features available to you.

All of the Indices we currently offer are price return indices which do not reflect dividends or distributions paid on the components of the Indices. This reduces the Index Return and will cause the Index to underperform a direct investment in the securities composing the Index.

The upside potential feature of the applicable Crediting Methods will limit positive Index Returns (e.g., limited upside). This may result in you earning less than the Index Return. For example:

The Cap represents the maximum positive Adjusted Index Return for a given Interest Term and limits the amount of positive Indexed Interest that we may be obligated to credit for any Interest Term. If the Cap is 8%, the Participation Rate is 100% and the Index Return is 15%, we would credit Indexed Interest at the Adjusted Index Return of 8% (the Index Return up to the Cap) at the end of the Interest Term.

The Participation Rate represents a percentage that can be applied to the Index Return for an Interest Term. If the Participation Rate is 100% with no Cap and the Index Return is 5%, we would multiply the Index Return of 5% by 100%. As a result, we would credit Indexed Interest to your Base Value at the Adjusted Index Return of 5% (100% of the Index Return) at the end of the Interest Term.

If the Index Return is 0% or greater, the Adjusted Index Return equals the Trigger Rate. If the Trigger Rate is 5% and the Index Return is 10%, the Adjusted Index Return equals the 5% Trigger Rate.

If the Index Return is positive, zero, or negative within the Buffer, the Adjusted Index Return equals the Dual Trigger Rate. If the Dual Trigger Rate is 4% and the Index Return is 10% (a positive Index Return), the Adjusted Index Return equals the 4% Dual Trigger Rate. Similarly, if the Index Return is -3% (negative within the Buffer), the Adjusted Index Return would equal the Dual Trigger Rate of 4%.

The downside protection feature of the applicable Crediting Methods will limit negative Index Returns (e.g., limited protection in the case of market decline). For example:

The Buffer represents the amount of negative Index Return that you are protected from before you are credited with negative Indexed Interest. If the Buffer is 10% and the Index Return is -15% (negative Index Return that exceeds the Buffer), we would credit Indexed interest at the Adjusted Index Return of -5%.

The Buffer Plus Rate is added to any negative Index Return to determine the Adjusted Index Return. If the Buffer Plus Rate is 20% and the Index Return is -15% (negative within the Buffer Plus Rate), we would credit Indexed Interest at the Adjusted Index Return of 5%. The Buffer Plus Rate is also the Adjusted Index Return if the Index Return is zero or positive below the Buffer Plus Rate. When the positive Index Return is higher than the Buffer Plus Rate, any positive Index Return in excess of the Buffer Plus Rate is multiplied by the Participation Rate, and then that result is added to the Buffer Plus Rate (subject to the Cap, if applicable) to determine the Adjusted Index Return.

The Floor is the maximum negative Adjusted Index Return. If the Index Return is -15% and the Floor is -10%, we would credit Indexed Interest at the Adjusted Index Return of -10% (the negative Index Return Up to the Floor).

The Barrier is the amount of negative Index Return that you are protected from before you are credited with negative Indexed Interest. If the negative Index Return exceeds the Barrier, you will be credited with 100% of the negative Index Return. If the Index Return is -20% (negative within the Barrier) and the Barrier is -15%, we would credit Indexed Interest at the Adjusted Index Return of -20%.

For more information, see “Principal Risks of Investing in the Contract,” “Investment Options,” and “Additional Information on the Indexed Accounts” in the statutory prospectus.
4            Table of Contents of Statutory Prospectus

RISKS
What are the Risks Related to the Insurance Company?	Investment in the Contract is subject to the risks related to Symetra Life Insurance Company. Any obligations (including obligations related to the Symetra Fixed Account and Indexed Accounts), guarantees, and benefits provided for under the Contract are subject to our financial strength and claims-paying ability. More information about us, including our financial strength ratings, is available upon request by calling 1-800-796-3872, or visiting us at investors.symetra.com.
For more information, see the statutory prospectus section titled “Principal Risks of Investing in the Contract”.
RESTRICTIONS
Are there Restrictions on the Investment Options?
Yes. You may allocate amounts under the Contract to one or more of the Indexed Accounts available to you. Certain Indexed Accounts are closed to new investors and only available to Contract Owners who had Indexed Account Value invested in them as of a certain date. Once the applicable Interest Term is over, these Indexed Accounts will close. No new allocations are permitted to these Indexed Accounts.

We reserve the right to add, combine, restrict or remove any Indexed Account available as an investment option under your Contract. We further reserve the right to restrict or remove the Fixed Account as an investment option available under the Contract.

We may also add or remove an Index or Crediting Method during the time that you own the Contract. There is no guarantee that any particular Indexed Account, Index, or Crediting Method will be available during the entire time that you own your Contract. We may replace an Index at any time during an Interest Term.

Transfers may only be made at the end of each Interest Term or, if the Return Lock feature has been exercised, at the end of the current or any subsequent Interest Term Year.

The amount of Contract Value allocated to an Indexed Account at the beginning of an Interest Term must be at least $2,000.

If any transfer or Indexed Account Charge reduces an Indexed Account Value to less than $2,000, the entire amount remaining in that Indexed Account will be automatically transferred to the Fixed Account.

You may exercise the Return Lock feature only once during an Interest Term for each Indexed Account. Once you exercise the Return Lock feature, it may not be revoked.

The Contract is a single premium annuity contract. Additional Purchase Payments will not be accepted.

We may change the Caps, Participation Rates, Trigger Rates, and Dual Triggers Rates from one Interest Term to the next, subject to the guaranteed minimum rates for each upside potential feature.

The Floor, Buffer, Buffer Plus Rate and Barrier applicable to each Indexed Account will not change for the life of your Contract. We may change the Floor, Buffer, Buffer Plus Rate and Barrier for new Indexed Accounts and Contracts issued in the future, and future Contracts may have different Floors, Buffers, Buffer Plus Rate and Barriers for different Indexed Accounts.
For more information, see the statutory prospectus sections titled “Principal Risks of Investing in the Contract,” “Purchase,” “Investment Options,” “Additional Information on the Indexed Accounts,” and “Transfers.”
Are there any Restrictions on Contract Benefits?
Yes. Except as provided otherwise, Contract benefits may be modified or terminated by the Company.

All withdrawals will reduce the death benefit, perhaps significantly, and the reduction may be more than the amount of the withdrawal.

See “Principal Risks of Investing in the Contract,” “Additional Information on the Indexed Accounts – Return Lock,” and “Access to Your Money During the Accumulation Phase” in the statutory prospectus.
5            Table of Contents of Statutory Prospectus

TAXES
What are the Contract’s Tax Implications?	You should consult a competent tax professional about your individual circumstances to determine the tax implications of an investment in and Purchase Payment received under the Contract. There is no additional tax benefit if you purchased the Contract through a tax-qualified vehicle including but not limited to an individual retirement account (IRA). Access to amounts held in a qualified Contract may be restricted or prohibited.

All distributions other than death benefits, including surrenders and withdrawals will be subject to ordinary income tax, and may be subject to tax penalties.

For more information, see the statutory prospectus section titled “Taxes”.

CONFLICTS OF INTEREST
How are Investment Professionals Compensated?	Some investment professionals may receive compensation for selling the Contract to investors. Investment professionals who solicited sales of the Contracts receive a portion of the commission payable to the broker-dealer firm, depending on the agreement between the broker-dealer and the investment professional. We pay commissions as a percentage of the Purchase Payment invested in the Contract.

These investment professionals may receive different compensation for selling different investment products and may have a financial incentive to offer or recommend the Contract over another investment.

For more information, see “Distribution” in the statutory prospectus.
Should I Exchange My Contract?	An investment professional may have a financial incentive to offer you a new contract in the place of a contract you already own.

You should only exchange your contract for a new one if you determine, after comparing the features fees and risks of both contracts, and any fees or penalties to terminate the existing contract, that it is preferable for you to purchase the new contract rather than continue to own the existing contract.

For more information, see “Distribution” in the statutory prospectus.

6            Table of Contents of Statutory Prospectus

APPENDIX: INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT

The following is a list of Indexed Accounts currently available under the Contract. We may change the features of the Indexed Account listed below (including the Index and the current limits on the Index gains and losses), offer new Indexed Accounts, and terminate existing Indexed Accounts. We will provide you with written notice before making any changes other than changes to current limits on Index gains. More information about current limits on Index gains is available at www.symetra.com/ratescaps.

Note: If amounts are removed from an Indexed Account before the end of its Interest Term, we will apply a Contract adjustment. This may result in a significant reduction in your Contract Value that could exceed any protection from Index loss that would be in place if you held the option until the end of the Interest Term.

See “Crediting Methods” and “Interim Value” under “Charges and Adjustments” in the statutory prospectus for more information.

Index (1)	Type of Index	Interest Term	Crediting Method	Current Limit on Index Loss (if held until the end of the Interest Term)	Minimum Limit on Index Gain (for the life of the Indexed Account)
MSCI Emerging Markets (2)	Market Index	1 Year	Point to Point with Buffer, Cap and Participation Rate	10% Buffer	•2% Cap during Surrender Period and 1% thereafter •100% Participation Rate
MSCI Emerging Markets(2)	Market Index	1 Year	Point to Point with Floor, Cap and Participation Rate	-10% Floor	•2% Cap during Surrender Period and 1% thereafter •100% Participation Rate
MSCI Emerging Markets(2)	Market Index	1 Year	Point to Point with Buffer with Charge, Cap and Participation Rate	10% Buffer with charge	•2% Cap during Surrender Period and 1% thereafter •100% Participation Rate
Nasdaq 100	Market Index	1 Year	Point to Point with Buffer and Trigger Rate	15% Buffer	•1% Trigger Rate
Nasdaq 100	Market Index	1 Year	Point to Point with Buffer, Cap and Participation Rate	10% Buffer	•2% Cap during Surrender Period and 1% thereafter •100% Participation Rate
Nasdaq 100	Market Index	1 Year	Point to Point with Buffer with Charge, Cap and Participation Rate	10% Buffer with charge	•2% Cap during Surrender Period and 1% thereafter •100% Participation Rate
Nasdaq 100	Market Index	1 Year	Point to Point with Buffer, Cap and Participation Rate	15% Buffer	•2% Cap during Surrender Period and 1% thereafter •100% Participation Rate
Nasdaq 100 (2)	Market Index	1 Year	Point to Point with Floor, Cap and Participation Rate	-10% Floor	•2% Cap during Surrender Period and 1% thereafter •100% Participation Rate
PIMCO Equity Fusion (2) (3)	Market Index	1 Year	Point to Point with Buffer, Cap and Participation Rate	10% Buffer	•2% Cap during Surrender Period and 1% thereafter •100% Participation Rate
PIMCO Equity Fusion (2) (3)	Market Index	1 Year	Point to Point with Floor, Cap and Participation Rate	-10% Floor	•2% Cap during Surrender Period and 1% thereafter •100% Participation Rate
PIMCO Equity Fusion (2) (3)	Market Index	1 Year	Point to Point with Buffer with Charge, Cap and Participation Rate	10% Buffer with charge	•2% Cap during Surrender Period and 1% thereafter •100% Participation Rate
Russell 2000 (2)	Market Index	1 Year	Point to Point with Floor, Cap and Participation Rate	-10% Floor	•2% Cap during Surrender Period and 1% thereafter •100% Participation Rate
Russell 2000	Market Index	1 Year	Point to Point with Buffer, Cap and Participation Rate	10% Buffer	•2% Cap during Surrender Period and 1% thereafter •100% Participation Rate
Russell 2000	Market Index	1 Year	Point to Point with Buffer with Charge, Cap and Participation Rate	10% Buffer with charge	•2% Cap during Surrender Period and 1% thereafter •100% Participation Rate
A- 1            Table of Contents of Statutory Prospectus

Index (1)	Type of Index	Interest Term	Crediting Method	Current Limit on Index Loss (if held until the end of the Interest Term)	Minimum Limit on Index Gain (for the life of the Indexed Account)
S&P 500 (2)	Market Index	1 Year	Point to Point with Floor, Cap and Participation Rate	-10% Floor	•2% Cap during Surrender Period and 1% thereafter •100% Participation Rate
S&P 500 (2)	Market Index	1 Year	Point to Point with Barrier, Cap and Participation Rate	-15% Barrier	•2% Cap during Surrender Period and 1% thereafter •100% Participation Rate
S&P 500	Market Index	1 Year	Point to Point with Buffer, Cap and Participation Rate	10% Buffer	•2% Cap during Surrender Period and 1% thereafter •100% Participation Rate
S&P 500	Market Index	1 Year	Point to Point with Buffer with charge, Cap and Participation Rate	10% Buffer with charge	•2% Cap during Surrender Period and 1% thereafter •100% Participation Rate
S&P 500 (4)	Market Index	1 Year	Point to Point with Buffer, Cap and Participation Rate	100% Buffer	•2% Cap during Surrender Period and 1% thereafter •100% Participation Rate
S&P 500	Market Index	1 Year	Point to Point with Buffer, Cap and Participation Rate	15% Buffer	•2% Cap during Surrender Period and 1% thereafter •100% Participation Rate
S&P 500	Market Index	1 Year	Point to Point with Buffer and Trigger Rate	10% Buffer	•1% Trigger Rate
S&P 500	Market Index	1 Year	Point to Point with Buffer and Trigger Rate	15% Buffer	•1% Trigger Rate
S&P 500 (4)	Market Index	1 Year	Point to Point with Buffer and Dual Trigger Rate	10% Buffer	•1% Dual Trigger
MSCI Emerging Markets (2)	Market Index	2 Year	Point to Point with Buffer, Cap and Participation Rate	10% Buffer	•2% Cap during Surrender Period and 1% thereafter •100% Participation Rate
MSCI Emerging Markets (2)	Market Index	2 Year	Point to Point with Buffer with Charge, Cap and Participation Rate	10% Buffer with Charge	•2% Cap during Surrender Period and 1% thereafter •100% Participation Rate
Nasdaq 100	Market Index	2 Year	Point to Point with Buffer, Cap and Participation Rate	10% Buffer	•2% Cap during Surrender Period and 1% thereafter •100% Participation Rate
Nasdaq 100	Market Index	2 Year	Point to Point with Buffer with Charge, Cap and Participation Rate	10% Buffer with Charge	•2% Cap during Surrender Period and 1% thereafter •100% Participation Rate
PIMCO Equity Fusion (2) (3)	Market Index	2 Year	Point to Point with Buffer, Cap and Participation Rate	10% Buffer	•2% Cap during Surrender Period and 1% thereafter •100% Participation Rate
PIMCO Equity Fusion (2) (3)	Market Index	2 Year	Point to Point with Buffer with Charge, Cap and Participation Rate	10% Buffer with Charge	•2% Cap during Surrender Period and 1% thereafter •100% Participation Rate
Russell 2000	Market Index	2 Year	Point to Point with Buffer, Cap and Participation Rate	10% Buffer	•2% Cap during Surrender Period and 1% thereafter •100% Participation Rate
Russell 2000	Market Index	2 Year	Point to Point with Buffer with Charge, Cap and Participation Rate	10% Buffer with Charge	•2% Cap during Surrender Period and 1% thereafter •100% Participation Rate
S&P 500	Market Index	2 Year	Point to Point with Buffer, Cap and Participation Rate	10% Buffer	•2% Cap during Surrender Period and 1% thereafter •100% Participation Rate
A- 2            Table of Contents of Statutory Prospectus

Index (1)	Type of Index	Interest Term	Crediting Method	Current Limit on Index Loss (if held until the end of the Interest Term)	Minimum Limit on Index Gain (for the life of the Indexed Account)
S&P 500	Market Index	2 Year	Point to Point with Buffer with Charge, Cap and Participation Rate	10% Buffer with Charge	•2% Cap during Surrender Period and 1% thereafter •100% Participation Rate
S&P 500 (4)	Market Index	2 Year	Point to Point with Buffer and Dual Trigger Rate	10% Buffer	•1% Dual Trigger Rate
Nasdaq 100 (4)	Market Index	6 Year	Point to Point with Buffer, Cap and Participation Rate	10% Buffer	•2% Cap during Surrender Period and 1% thereafter •100% Participation Rate
Nasdaq 100 (4)	Market Index	6 Year	Point to Point with Buffer, Cap and Participation Rate	20% Buffer	•2% Cap during Surrender Period and 1% thereafter •100% Participation Rate
Russell 2000	Market Index	6 Year	Point to Point with Buffer with Charge, Cap and Participation Rate	20% Buffer with charge	•2% Cap during Surrender Period and 1% thereafter •100% Participation Rate
Russell 2000	Market Index	6 Year	Point to Point with Buffer, Cap and Participation Rate	10% Buffer	•2% Cap during Surrender Period and 1% thereafter •100% Participation Rate
Russell 2000	Market Index	6 Year	Point to Point with Buffer with charge, Cap and Participation Rate	10% Buffer with charge	•2% Cap during Surrender Period and 1% thereafter •100% Participation Rate
Russell 2000	Market Index	6 Year	Point to Point with Buffer, Cap and Participation Rate	20% Buffer	•2% Cap during Surrender Period and 1% thereafter •100% Participation Rate
S&P 500	Market Index	6 Year	Point to Point with Buffer, Cap and Participation Rate	10% Buffer	•2% Cap during Surrender Period and 1% thereafter •100% Participation Rate
S&P 500	Market Index	6 Year	Point to Point with Buffer with Charge, Cap and Participation Rate	10% Buffer with charge	•2% Cap during Surrender Period and 1% thereafter •100% Participation Rate
S&P 500	Market Index	6 Year	Point to Point with Buffer, Cap and Participation Rate	30% Buffer	•2% Cap during Surrender Period and 1% thereafter •100% Participation Rate
S&P 500	Market Index	6 Year	Point to Point with Buffer, Cap and Participation Rate	20% Buffer	•2% Cap during Surrender Period and 1% thereafter •100% Participation Rate
S&P 500	Market Index	6 Year	Point to Point with Buffer with Charge, Cap and Participation Rate	20% Buffer with charge	•2% Cap during Surrender Period and 1% thereafter •100% Participation Rate
S&P 500	Market Index	6 Year	Point to Point with Buffer with Charge, Cap and Participation Rate	30% Buffer with charge	•2% Cap during Surrender Period and 1% thereafter •100% Participation Rate
S&P 500 (4)	Market Index	6 Year	Point to Point with Buffer, Cap and Participation Rate	100% Buffer	•2% Cap during Surrender Period and 1% thereafter •100% Participation Rate
S&P 500 (4)	Market Index	6 Year	Point to Point with Buffer Plus, Cap and Participation Rate	10% Buffer Plus	•2% Cap during Surrender Period and 1% thereafter •100% Participation Rate
S&P 500 (4)	Market Index	6 Year	Point to Point with Buffer Plus, Cap and Participation Rate	20% Buffer Plus	•2% Cap during Surrender Period and 1% thereafter •100% Participation Rate
S&P 500 (4)	Market Index	6 Year	Point to Point with Buffer Plus, Cap and Participation Rate	30% Buffer Plus	•2% Cap during Surrender Period and 1% thereafter •100% Participation Rate
A- 3            Table of Contents of Statutory Prospectus

(1)     All of the Indices we currently offer are price return indices which do not reflect dividends or distributions paid on the components of the Indices.
(2)     The Indexed Account is only available for Contract Owners that have Indexed Account Value invested in them as of May 7, 2024 and will close once the applicable Interest Term is over. No new allocations are permitted.
(3)     The PIMCO Equity Fusion Index deducts fees and costs when calculating the Index return, which reduces the Index return and causes the Index to underperform a direct investment in the securities comprising the Index.
(4)     The Indexed Account is only available for Contracts purchased on or after May 1, 2024, subject to state approval.

We do not guarantee that the Contract will always offer Indexed Accounts that limit Index losses, which would mean risk of loss of the entire amount invested.

We set the Caps, Participation Rate, Trigger Rate and Dual Trigger Rate at our discretion; however, they will never be less than the lowest limits on the Index gains. The Cap will never be less than 2% during the surrender charge period or 1% thereafter. The Participation Rate will never be less than 100% and the Trigger and Dual Trigger Rate will never be less than 1%.

The following lists the fixed option currently available under the Contract. We may change the features of the fixed option listed below, offer new fixed options, and terminate existing fixed options. We will provide you with written notice before doing so.
See the section titled “Fixed Account” in the statutory prospectus for more information.

Name	Interest Term	Minimum Guaranteed Interest Rate
Symetra Fixed Account	1 year	1%
A- 4            Table of Contents of Statutory Prospectus